Financial Instrument Risk Management	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Instrument Risk Management

6. Financial Instrument Risk Management

The significant risks related to financial instruments are credit risk, market risk (including equity risk, interest rate and spread risk, and foreign currency risk) and liquidity risk. The following sections describe how we manage these risks.

Some of our financial instruments risk management policies and procedures are described in our Annual Management’s Discussion and Analysis ("MD&A") for the year ended December 31, 2020. The shaded text and tables in the Risk Management section of the MD&A represent part of our disclosures on credit, market and liquidity risks and include a description of how we measure our risk and our objectives, policies and methodologies for managing these risks. Therefore, the shaded text and tables are an integral part of these Consolidated Financial Statements.

We use derivative instruments to manage market risks related to equity market, interest rate and currency fluctuations and in replication strategies for permissible investments. We do not engage in speculative investment in derivatives. The gap in market sensitivities or exposures between liabilities and supporting assets is monitored and managed within defined tolerance limits, by using derivative instruments, where appropriate. We use models and techniques to measure the effectiveness of our risk management strategies.
6.A Credit Risk
Risk Description
Credit risk is the possibility of loss from amounts owed by our borrowers or financial counterparties. We are subject to credit risk in connection with issuers of securities held in our investment portfolio, debtors, structured securities, reinsurers, counterparties (including derivative, repurchase agreement and securities lending counterparties), other financial institutions and other entities. Losses may occur when a counterparty fails to make timely payments pursuant to the terms of the underlying contractual arrangement or when the counterparty's credit rating or risk profile otherwise deteriorates. Credit risk can also arise in connection with deterioration in the value of, or ability to realize, any underlying security that may be used as collateral for the debt obligation. Credit risk can occur as a result of broad economic conditions, challenges within specific sectors of the economy, or from issues affecting individual companies. Events that result in defaults, impairments or downgrades of the securities in our investment portfolio would cause the Company to record realized or unrealized losses and may cause an increase in our provisions for asset default, adversely impacting earnings.
Credit Risk Management Governance and Control
We employ a wide range of credit risk management practices and controls, as outlined below:
•Credit risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Risk appetite limits have been established for credit risk.
•Income and regulatory capital sensitivities are monitored, managed and reported against pre-established risk limits.
•Comprehensive Investment and Credit Risk Management Policy, guidelines and practices are in place.
•Specific investment diversification requirements are in place, such as defined investment limits for asset class, geography, and industry.
•Risk-based credit portfolio, counterparty, and sector exposure limits have been established.
•Mandatory use of credit quality ratings for portfolio investments has been established and is reviewed regularly. These internal rating decisions for new fixed income investments and ongoing review of existing rating decisions are independently adjudicated by Corporate Risk Management.
•Comprehensive due diligence processes and ongoing credit analyses are conducted.
•Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.
•Comprehensive compliance monitoring practices and procedures including reporting against pre-established investment limits are in place.
•Reinsurance exposures are monitored to ensure that no single reinsurer represents an undue level of credit risk.
•Stress-testing techniques, such as Financial Condition Testing ("FCT"), are used to measure the effects of large and sustained adverse credit developments.
•Insurance contract liabilities are established in accordance with Canadian actuarial standards of practice.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.
6.A.i Maximum Exposure to Credit Risk
Our maximum credit exposure related to financial instruments as at December 31 is the balance as presented in our Consolidated Statements of Financial Position as we believe that these carrying amounts best represent the maximum exposure to credit risk. The credit exposure for debt securities may be increased to the extent that the amounts recovered from default are insufficient to satisfy the actuarial liability cash flows that the assets are intended to support.

The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2020	2019
Off-balance sheet item:
Loan commitments(1)	$1,890	$2,175

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.
6.A.ii Right of Offset and Collateral
We invest in financial assets which may be secured by real estate properties, pools of financial assets, third-party financial guarantees, credit insurance, and other arrangements.

For OTC derivatives, collateral is collected from and pledged to counterparties to manage credit exposure according to the Credit Support Annex ("CSA"), which forms part of the International Swaps and Derivatives Association's ("ISDA") master agreements. It is common practice to execute a CSA in conjunction with an ISDA master agreement. Under the ISDA master agreements for OTC derivatives, we have a right of offset in the event of default, insolvency, bankruptcy, or other early termination. In the ordinary course of business, bilateral OTC exposures under these agreements are substantially mitigated through associated collateral agreements with a majority of our counterparties.

For exchange-traded derivatives subject to derivative clearing agreements with the exchanges and clearinghouses, there is no provision for set-off at default. Initial margin is excluded from the table below as it would become part of a pooled settlement process.

For repurchase agreements and reverse repurchase agreements, assets are sold or purchased with a commitment to resell or repurchase at a future date. Additional collateral may be pledged to or collected from counterparties to manage credit exposure according to bilateral repurchase or reverse repurchase agreements. In the event of default by a counterparty, we are entitled to liquidate the assets we hold as collateral to offset against obligations to the same counterparty.

In the case of securities lending, assets are lent with a commitment from the counterparty to return at a future date. Cash or securities are received as collateral from the counterparty. In the event of default by the counterparty, we are entitled to liquidate the assets we hold as collateral to offset against obligations to the same counterparty.
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2020			2019
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$2,160	$(883)	$(1,139)	$138	$1,548	$(737)	$(730)	$81
Reverse repurchase agreements (Note 8)	4	(4)	—	—	3	(3)	—	—
Total financial assets	$2,164	$(887)	$(1,139)	$138	$1,551	$(740)	$(730)	$81
Financial liabilities:
Derivative liabilities	$(1,744)	$883	$736	$(125)	$(2,040)	$737	$937	$(366)
Repurchase agreements (Note 5.F.ii)	(2,208)	4	2,204	—	(1,850)	3	1,847	—
Cash collateral on securities lent (Note 5.F.iii)	(306)	—	301	(5)	—	—	—	—
Total financial liabilities	$(4,258)	$887	$3,241	$(130)	$(3,890)	$740	$2,784	$(366)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2)    Financial collateral excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $1,275 ($939 as at December 31, 2019), received on reverse repurchase agreements was $4 ($3 as at December 31, 2019), pledged on derivative liabilities was $1,830 ($1,706 as at December 31, 2019), and pledged on repurchase agreements was $2,208 ($1,850 as at December 31, 2019).
6.A.iii Concentration Risk
Concentrations of credit risk arise from exposures to a single debtor, a group of related debtors, or groups of debtors that have similar credit risk characteristics, such as groups of debtors in the same economic or geographic regions or in similar industries. Related issuers may have similar economic characteristics so that their ability to meet contractual obligations may be impacted similarly by changes in the economic or political conditions. We manage this risk by appropriately diversifying our investment portfolio through the use of concentration limits. In particular, we maintain policies which set counterparty exposure limits to manage the credit exposure for investments in any single issuer or to the same underlying credit. Exceptions exist for investments in securities which are issued or guaranteed by the Government of Canada, U.S. or UK and issuers for which the Risk Committee have granted specific approval. Mortgages are collateralized by the related property, and generally do not exceed 75% of the value of the property at the time the original loan is made. Our mortgages and loans are diversified by type and location and, for mortgages, by borrower. Loans provide diversification benefits (name, industry and geography) and often provide stronger covenants and collateral than public debt securities, thereby providing both better credit protection and potentially higher recoveries in the event of default. The following tables provide details of the debt securities, mortgages and loans held by issuer country, geographic location and industry sector, where applicable.

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$34,005	$4,685	$38,690	$28,221	$5,031	$33,252
United States	27,183	3,984	31,167	24,224	5,822	30,046
United Kingdom	4,592	487	5,079	4,874	528	5,402
Other	12,054	2,099	14,153	10,575	2,331	12,906
Balance	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$4,560	$1,929	$6,489	$3,890	$2,556	$6,446
Canadian provincial and municipal government	16,909	1,333	18,242	13,826	1,139	14,965
U.S. government and agency	1,678	797	2,475	1,748	1,363	3,111
Other foreign government	5,281	823	6,104	5,181	736	5,917
Total government issued or guaranteed debt securities	28,428	4,882	33,310	24,645	5,794	30,439
Corporate debt securities by industry sector:
Financials	10,644	1,212	11,856	9,341	1,585	10,926
Utilities	7,561	682	8,243	6,693	565	7,258
Industrials	5,659	567	6,226	4,800	629	5,429
Energy	4,452	350	4,802	3,867	365	4,232
Communication services	3,644	322	3,966	3,075	471	3,546
Real estate	2,438	329	2,767	2,595	368	2,963
Health care	1,986	186	2,172	1,886	236	2,122
Consumer staples	1,893	158	2,051	1,703	221	1,924
Consumer discretionary	1,606	165	1,771	1,268	219	1,487
Materials	1,473	152	1,625	1,331	212	1,543
Information technology	1,308	187	1,495	1,122	213	1,335
Total corporate debt securities	42,664	4,310	46,974	37,681	5,084	42,765
Asset-backed securities	6,742	2,063	8,805	5,568	2,834	8,402
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2020	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,963	$1,747	$—	$—	$3,710
Office	1,635	1,846	—	—	3,481
Multi-family residential	3,950	1,681	—	—	5,631
Industrial and land	996	949	—	—	1,945
Other	575	86	—	—	661
Total mortgages(1)	$9,119	$6,309	$—	$—	$15,428
Loans	$13,107	$13,773	$3,798	$3,840	$34,518
Total mortgages and loans	$22,226	$20,082	$3,798	$3,840	$49,946

(1)    $4,008 of mortgages in Canada are insured by the CMHC.

As at December 31, 2019	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,981	$1,921	$—	$—	$3,902
Office	1,854	2,068	—	—	3,922
Multi-family residential	3,900	1,791	—	—	5,691
Industrial and land	861	1,037	—	—	1,898
Other	714	98	—	—	812
Total mortgages(1)	$9,310	$6,915	$—	$—	$16,225
Loans	$13,249	$11,994	$3,297	$3,457	$31,997
Total mortgages and loans	$22,559	$18,909	$3,297	$3,457	$48,222

(1)    $3,966 of mortgages in Canada are insured by the CMHC.
6.A.iv Contractual Maturities
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$3,048	$721	$3,769	$2,094	$2,025	$4,119
Due in years 2-5	10,526	3,549	14,075	9,692	3,954	13,646
Due in years 6-10	10,459	3,540	13,999	9,655	3,301	12,956
Due after 10 years	53,801	3,445	57,246	46,453	4,432	50,885
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2020	2019
Due in 1 year or less	$1,230	$1,099
Due in years 2-5	5,465	5,255
Due in years 6-10	5,884	6,787
Due after 10 years	2,915	3,154
Total mortgages	$15,494	$16,295

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2020	2019
Due in 1 year or less	$2,192	$1,834
Due in years 2-5	6,954	6,872
Due in years 6-10	6,670	5,449
Due after 10 years	18,751	17,889
Total loans	$34,567	$32,044
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2020				2019
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$—	$6	$—	$6	$50	$—	$—	$50
Swap contracts	1,010	3,363	13,302	17,675	1,906	3,052	14,649	19,607
Options purchased	757	3,246	2,285	6,288	617	3,279	2,850	6,746
Options written(1)	—	465	—	465	357	474	—	831
Foreign exchange contracts:
Forward contracts	12,205	31	—	12,236	5,289	4,137	—	9,426
Swap contracts	1,260	2,797	14,467	18,524	867	3,723	12,366	16,956
Other contracts:
Options purchased	119	8	—	127	1,164	—	—	1,164
Forward contracts	132	175	—	307	128	176	—	304
Swap contracts	170	1	—	171	178	1	—	179
Credit derivatives	175	737	—	912	343	878	6	1,227
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,389	—	—	3,389	2,917	—	—	2,917
Equity contracts:
Futures contracts	2,553	—	—	2,553	2,507	—	—	2,507
Options purchased	127	—	—	127	200	—	—	200
Options written	12	—	—	12	17	—	—	17
Total notional amount	$21,909	$10,829	$30,054	$62,792	$16,540	$15,720	$29,871	$62,131
(1)    These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2020				2019
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$329	$223	$1,608	$2,160	$180	$231	$1,137	$1,548
Derivative liabilities	$(215)	$(245)	$(1,284)	$(1,744)	$(73)	$(377)	$(1,590)	$(2,040)
6.A.v Asset Quality
The following sections describe our assessment of the credit quality of our financial assets. We monitor credit quality based on internal risk ratings as well as ratings assigned by external rating agencies where available.
Debt Securities by Credit Rating
Investment grade debt securities are those rated BBB and above. Our debt security portfolio was 98% investment grade based on carrying value as at December 31, 2020 (99% as at December 31, 2019). The credit risk ratings were established in accordance with the internal rating process described in the Credit Risk Management Governance and Control section.

The following table summarizes our debt securities by credit quality:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities by credit rating:
AAA	$12,794	$4,810	$17,604	$11,097	$6,630	$17,727
AA	11,870	1,586	13,456	10,503	1,670	12,173
A	30,812	2,600	33,412	27,341	3,037	30,378
BBB	21,203	2,091	23,294	18,339	2,248	20,587
BB and lower	1,155	168	1,323	614	127	741
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

Mortgages and Loans by Credit Rating
The credit quality of mortgages and loans is evaluated internally through regular monitoring of credit-related exposures. We use judgment and experience to determine what factors should be considered when assigning an internal credit rating, which is validated through the use of credit scoring models, to a particular mortgage or corporate loan. The internal credit ratings reflect the credit quality of the borrower as well as the value of any collateral held as security.

The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2020	2019
Mortgages by credit rating:
Insured	$4,008	$3,966
AAA	—	1
AA	1,435	2,087
A	4,031	5,481
BBB	4,524	3,943
BB and lower	1,404	670
Impaired	26	77
Total mortgages	$15,428	$16,225

As at December 31,	2020	2019
Loans by credit rating:
AAA	$212	$224
AA	4,906	5,044
A	13,183	12,516
BBB	13,758	12,920
BB and lower	2,427	1,207
Impaired	32	86
Total loans	$34,518	$31,997

Derivative Financial Instruments by Counterparty Credit Rating
Derivative instruments consist of bilateral OTC contracts negotiated directly between counterparties, OTC contracts cleared through central clearing houses or exchange-traded contracts. Since a counterparty failure in an OTC derivative transaction could render it ineffective for hedging purposes, we generally transact our derivative contracts with highly-rated counterparties. In limited circumstances, we enter into transactions with lower-rated counterparties if credit enhancement features are included.

We pledge and hold assets as collateral under CSAs for bilateral OTC derivative contracts. The collateral is realized in the event of early termination as defined in the agreements. The assets held and pledged are primarily cash and debt securities issued by the Canadian federal government and U.S. government and agencies. While we are generally permitted to sell or re-pledge the assets held as collateral, we have not sold or re-pledged any assets. Exchange-traded and cleared OTC derivatives require the posting of initial margin, as well as daily cash settlement of variation margin. The terms and conditions related to the use of the collateral are consistent with industry practice.

Further details on collateral held and pledged as well as the impact of netting arrangements are included in Note 6.A.ii.

The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2020			2019
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$596	$(293)	$303	$439	$(210)	$229
A	1,430	(575)	855	1,008	(517)	491
BBB	98	(15)	83	82	(10)	72
Total over-the-counter derivatives(1)	$2,124	$(883)	$1,241	$1,529	$(737)	$792

(1)    Exchange-traded derivatives with a positive fair value of $36 in 2020 ($19 in 2019) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
Credit Default Swaps by Underlying Financial Instrument Credit Rating
Credit default swaps ("CDS") are OTC contracts that transfer credit risk related to an underlying referenced financial instrument from one counterparty to another. The purchaser receives protection against the decline in the value of the referenced financial instrument as a result of specified credit events such as default or bankruptcy. The seller receives a periodic premium in return for payment contingent on a credit event affecting the referenced financial instrument. CDS index contracts are those where the underlying referenced financial instruments are a group of assets. The Company enters into credit derivatives to replicate credit exposure of an underlying reference security and enhance investment returns. The credit risk ratings of the underlying reference securities for single name contracts were established in accordance with the internal rating process described in the Credit Risk Management Governance and Control section.

The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2020		2019
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
AA	$38	$1	$45	$1
A	325	4	574	9
BBB	530	12	608	19
BB	19	—	—	—
Total single name credit default swap contracts	$912	$17	$1,227	$29
Total credit default swap contracts sold	$912	$17	$1,227	$29

Reinsurance Assets by Credit Rating
The table below presents the distribution of Reinsurance assets by credit rating:

As at December 31,	2020			2019
	Gross exposure	Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance assets by credit rating:
AA	$2,222	$8	$2,214	$2,131	$5	$2,126
A	1,156	73	1,083	1,170	68	1,102
BBB	213	127	86	200	128	72
BB	1,779	1,740	39	1,707	1,663	44
CCC	168	164	4	181	168	13
Not rated	90	75	15	78	67	11
Total	$5,628	$2,187	$3,441	$5,467	$2,099	$3,368
Less: Negative reinsurance assets	1,785			1,443
Total Reinsurance assets	$3,843			$4,024
6.A.vi Impairment of Assets
Management assesses debt and equity securities, mortgages and loans, and other invested assets for objective evidence of impairment at each reporting date. We employ a portfolio monitoring process to identify assets or groups of assets that have objective evidence of impairment, having experienced a loss event or events that have an impact on the estimated future cash flows of the asset or group of assets. There are inherent risks and uncertainties in our evaluation of assets or groups of assets for objective evidence of impairment, including both internal and external factors such as general economic conditions, issuers' financial conditions and prospects for economic recovery, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact our evaluation of an asset or group of assets for objective evidence of impairment.

Management exercises considerable judgment in assessing for objective evidence of impairment and, based on its assessment, classifies specific assets as either performing or into one of the following credit quality lists:

"Monitor List" - the timely collection of all contractually specified cash flows is reasonably assured, but changes in issuer-specific facts and circumstances require monitoring. No impairment charge is recorded for unrealized losses on assets related to these debtors.

"Watch List" - the timely collection of all contractually specified cash flows is reasonably assured, but changes in issuer-specific facts and circumstances require heightened monitoring. An asset is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may experience a loss event on an imminent basis. No impairment charge is recorded for unrealized losses on assets related to these debtors.

"Impaired List" - the timely collection of all contractually specified cash flows is no longer reasonably assured. For these investments that are classified as AFS or amortized cost, an impairment charge is recorded or the asset is sold and a realized loss is recorded as a charge to income. Impairment charges and realized losses are recorded on assets related to these debtors.

Our approach to determining whether there is objective evidence of impairment varies by asset type. However, we have a process to ensure that in all instances where a decision has been made to sell an asset at a loss, the asset is impaired.
Debt Securities
Objective evidence of impairment on debt securities involves an assessment of the issuer's ability to meet current and future contractual interest and principal payments. In determining whether debt securities have objective evidence of impairment, we employ a screening process. The process identifies securities in an unrealized loss position, with particular attention paid to those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may have objective evidence of impairment. The securities identified are then evaluated based on issuer-specific facts and circumstances, including an evaluation of the issuer's financial condition and prospects for economic recovery, evidence of difficulty being experienced by the issuer's parent or affiliate, and management's assessment of the outlook for the issuer's industry sector.

Management also assesses previously impaired debt securities whose fair value has recovered to determine whether the recovery is objectively related to an event occurring subsequent to the impairment loss that has an impact on the estimated future cash flows of the asset.

Asset-backed securities are assessed for objective evidence of impairment. Specifically, we periodically update our best estimate of cash flows over the life of the security. In the event that there is an adverse change in the expected cash flows, the asset is impaired. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective mortgage-backed securities portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information such as delinquency rates and loan-to-value ratios.
Equity Securities and Other Invested Assets
Objective evidence of impairment for equity securities and investments in limited partnerships, segregated funds, and mutual funds involves an assessment of the prospect of recovering the cost of our investment. Instruments in an unrealized loss position are reviewed to determine if objective evidence of impairment exists. Objective evidence of impairment for these instruments includes, but is not limited to, the financial condition and near-term prospects of the issuer, including information about significant changes with adverse effects that have taken place in the technological, market, economic, or legal environment in which the issuer operates, and a significant or prolonged decline in the fair value of the instruments below their cost.

We apply presumptive impairment tests to determine whether there has been a significant or prolonged decline in the fair value of an instrument below its cost, and unless extenuating circumstances exist, the instrument is considered to be impaired.
Mortgages and Loans
Objective evidence of impairment on mortgages and loans involves an assessment of the borrower's ability to meet current and future contractual interest and principal payments. In determining whether objective evidence of impairment exists, we consider a number of factors including, but not limited to, the financial condition of the borrower and, for collateral dependent mortgages and loans, the fair value of the collateral.

Mortgages and loans causing concern are monitored closely and evaluated for objective evidence of impairment. For these mortgages and loans, we review information that is appropriate to the circumstances, including recent operating developments, strategy review, timelines for remediation, financial position of the borrower and, for collateral-dependent mortgages and loans, the value of security as well as occupancy and cash flow considerations.
In addition to specific allowances, circumstances may warrant a collective allowance based on objective evidence of impairment for a group of mortgages and loans. We consider regional economic conditions, developments for various property types, and significant exposure to struggling tenants in determining whether there is objective evidence of impairment for certain collateral dependent mortgages and loans, even though it is not possible to identify specific mortgages and loans that are likely to become impaired on an individual basis.

Management also assesses previously impaired mortgages and loans to determine whether a recovery is objectively related to an event occurring subsequent to the impairment loss that has an impact on the estimated future cash flows of the asset.
Impairment of Fair Value Through Profit or Loss Assets
Since financial assets classified as FVTPL are carried at fair value with changes in fair value recorded to income, any reduction in value of the assets due to impairment is already reflected in income. However, the impairment of assets classified as FVTPL generally impacts the change in insurance contract liabilities due to the impact of asset impairment on estimates of future cash flows.
Impairment of Available-for-Sale Assets
We recognized net impairment losses on AFS assets of $19 for the year ended December 31, 2020 ($36 during 2019).

We did not reverse any impairment on AFS debt securities during 2020 and 2019.
Past Due and Impaired Mortgages and Loans
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2020	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,402	$34,486	$49,888	$—	$—	$—
Impaired	92	81	173	66	49	115
Total	$15,494	$34,567	$50,061	$66	$49	$115
	Gross carrying value			Allowance for losses
As at December 31, 2019	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$16,148	$31,911	$48,059	$—	$—	$—
Impaired	147	133	280	70	47	117
Total	$16,295	$32,044	$48,339	$70	$47	$117
Changes in Allowances for Losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2019	$25	$50	$75
Provision for (reversal of) losses	46	(1)	45
Foreign exchange rate movements	(1)	(2)	(3)
Balance, December 31, 2019	$70	$47	$117
Provision for (reversal of) losses	6	17	23
Write-offs, net of recoveries, and other adjustments	(9)	(15)	(24)
Foreign exchange rate movements	(1)	—	(1)
Balance, December 31, 2020	$66	$49	$115
6.B Market Risk
Risk Description
We are exposed to financial and capital market risk, which is defined as the risk that the fair value or future cash flows of an insurance contract or financial instrument will fluctuate because of changes or volatility in market prices. Market risk includes equity, interest rate and spread, real estate and foreign currency risks.
Market Risk Management Governance and Control
We employ a wide range of market risk management practices and controls as outlined below:
•Market risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Risk appetite limits have been established for equity, interest rate, real estate and foreign currency risks.
•Income and regulatory capital sensitivities are monitored, managed and reported against pre-established risk limits.
•Comprehensive asset-liability management and hedging policies, programs and practices are in place.
•Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.
•Product Design and Pricing Policy requires a detailed risk assessment and pricing provisions for material risks.
•Stress-testing techniques, such as FCT, are used to measure the effects of large and sustained adverse market movements.
•Insurance contract liabilities are established in accordance with Canadian actuarial standards of practice.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.

Specific market risks and our risk management strategies are discussed below in further detail.
6.B.i Equity Risk
Equity risk is the potential for financial loss arising from declines or volatility in equity market prices. We are exposed to equity risk from a number of sources. A portion of our exposure to equity risk arises in connection with benefit guarantees on segregated fund products. These benefit guarantees may be triggered upon death, maturity, withdrawal or annuitization. The cost of providing these guarantees is uncertain and depends upon a number of factors, including general capital market conditions, our hedging strategies, policyholder behaviour and mortality experience, each of which may result in negative impacts on net income and capital.

We generate revenue in our asset management businesses and from certain insurance and annuity contracts where fees are levied on account balances that are affected directly by equity market levels. Accordingly, we have further exposure to equity risk as adverse fluctuations in the market value of such assets will result in corresponding adverse impacts on our revenue and net income. In addition, declining and volatile equity markets may have a negative impact on sales and redemptions (surrenders) in these businesses, and this may result in further adverse impacts on our net income and financial position.

We also have direct exposure to equity markets from the investments supporting other general account liabilities, surplus, and employee benefit plans. These exposures fall within our risk-taking philosophy and appetite, and are therefore generally not hedged.

The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total equities	Fair value through profit or loss	Available- for-sale	Total equities
Canada	$3,064	$15	$3,079	$2,813	$22	$2,835
United States	1,046	148	1,194	550	137	687
United Kingdom	163	6	169	132	5	137
Other	2,096	93	2,189	979	149	1,128
Total equities	$6,369	$262	$6,631	$4,474	$313	$4,787

6.B.ii Embedded Derivatives Risk
An embedded derivative is contained within a host insurance contract if it includes an identifiable condition to modify the cash flows that are otherwise payable. This section is applicable to those embedded derivatives where we are not required to, and have not measured (either separately or together with the host contract) the embedded derivative at fair value.

A significant market risk exposure from embedded derivatives arises in connection with the benefit guarantees on segregated fund contracts. These benefit guarantees are linked to underlying fund performance and may be triggered upon death, maturity, withdrawal, or annuitization. We have implemented hedging programs to mitigate a portion of this market risk exposure.

We are also exposed to significant interest rate risk from embedded derivatives in certain general account products and segregated fund contracts, which contain explicit or implicit investment guarantees in the form of minimum crediting rates, guaranteed premium rates, settlement options, and benefit guarantees. If investment returns fall below guaranteed levels, we may be required to increase liabilities or capital in respect of these contracts. The guarantees attached to these products may be applicable to both past premiums collected and future premiums not yet received. Segregated fund contracts provide benefit guarantees that are linked to underlying fund performance and may be triggered upon death, maturity, withdrawal, or annuitization. These products are included in our asset-liability management program and the residual interest rate exposure is managed within our risk appetite limits.

We are also exposed to interest rate risk through guaranteed annuitization options included primarily in retirement contracts and pension plans. These embedded options give policyholders the right to convert their investment into a pension on a guaranteed basis, thereby exposing us to declining long-term interest rates as the annuity guarantee rates come into effect. Embedded options on unit-linked pension contracts give policyholders the right to convert their fund at retirement into pensions on a guaranteed basis, thereby exposing us to declining interest rates and increasing equity market returns (increasing the size of the fund which is eligible for the guaranteed conversion basis). Guaranteed annuity options are included in our asset-liability management program and most of the interest rate and equity exposure is mitigated through hedging.

Significant changes or volatility in interest rates or spreads could have a negative impact on sales of certain insurance and annuity products, and adversely impact the expected pattern of redemptions (surrenders) on existing policies. Increases in interest rates or widening spreads may increase the risk that policyholders will surrender their contracts, potentially forcing us to liquidate assets at a loss and accelerate recognition of certain acquisition expenses. While we have established hedging programs in place and our insurance and annuity products often contain surrender mitigation features, these may not be sufficient to fully offset the adverse impact of the underlying losses.

Certain annuity and long-term disability contracts contain embedded derivatives as benefits are linked to the Consumer Price Index; however most of this exposure is hedged through the Company’s ongoing asset-liability management program.
6.C Liquidity Risk
Risk Description
Liquidity risk is the possibility that we will not be able to fund all cash outflow commitments and collateral requirements as they fall due. This includes the risk of being forced to sell assets at depressed prices resulting in realized losses on sale. This risk also includes restrictions on our ability to efficiently allocate capital among our subsidiaries due to various market and regulatory constraints on the movement of funds. Our funding obligations arise in connection with the payment of policyholder benefits, expenses, reinsurance settlements, asset purchases, investment commitments, interest on debt, and dividends on common and preferred shares. Sources of available cash flow include general fund premiums and deposits, investment related inflows (such as maturities, principal repayments, investment income and proceeds of asset sales), proceeds generated from financing activities, and dividends and interest payments from subsidiaries. We have various financing transactions and derivative contracts under which we may be required to pledge collateral or to make payments to our counterparties for the decline in market value of specified assets. The amount of collateral or payments required may increase under certain circumstances (such as changes to interest rates, credit spreads, equity markets or foreign exchange rates), which could adversely affect our liquidity.
Liquidity Risk Management Governance and Control
We generally maintain a conservative liquidity position and employ a wide range of liquidity risk management practices and controls, which are described below:
•Liquidity risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Liquidity is managed in accordance with our Asset Liability Management Policy and operating guidelines.
•Liquidity contingency plans are maintained for the management of liquidity in a liquidity event.
•Stress testing is performed by comparing liquidity coverage risk metrics under a one-month stress scenario to our policy thresholds. These liquidity coverage risk metrics are measured and managed at the enterprise and legal entity levels.
•Stress testing of our collateral is performed by comparing collateral coverage ratios to our policy threshold.
•Cash Management and asset-liability management programs support our ability to maintain our financial position by ensuring that sufficient cash flow and liquid assets are available to cover potential funding requirements. We invest in various types of assets with a view of matching them to our liabilities of various durations.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.
•We actively manage and monitor our capital and asset levels, and the diversification and credit quality of our investments.
•Various credit facilities for general corporate purposes are maintained.

We are subject to various regulations in the jurisdictions in which we operate. The ability of SLF Inc.'s subsidiaries to pay dividends and transfer funds is regulated in certain jurisdictions and may require local regulatory approvals and the satisfaction of specific conditions in certain circumstances. Through effective cash management and capital planning, SLF Inc. ensures that its subsidiaries, as a whole and on a stand-alone basis, are properly funded and maintain adequate liquidity to meet obligations, both individually and in aggregate.
Based on our historical cash flows and liquidity management processes, we believe that the cash flows from our operating activities will continue to provide sufficient liquidity for us to satisfy debt service obligations and to pay other expenses as they fall due.